Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-40541
Entity Registrant Name	DiDi Global Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	DiDi Xinchenghai
Entity Address, Address Line Two	Building 1, Yard 6, North Ring Road, Tangjialing
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001764757
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Auditor Firm ID	1424
Class A ordinary shares
Document Information
Title of 12(g) Security	Class A ordinary shares, par value US$0.00002 per share
Entity Common Stock, Shares Outstanding	1,063,473,739
ADS
Document Information
Title of 12(g) Security	American depositary shares (four American depositary shares representing one Class A ordinary share)
Class B ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	76,171,441
Business contact
Document Information
Contact Personnel Name	Alan Yue Zhuo
Entity Address, Address Line One	DiDi Xinchenghai
Entity Address, Address Line Two	Building 1, Yard 6, North Ring Road, Tangjialing
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Country Region	86
City Area Code	10
Local Phone Number	8304-3181
Contact Personnel Email Address	ir@didiglobal.com